Trade and other receivables (Tables)	12 Months Ended
Jun. 30, 2024
Trade and other receivables
Schedule of trade and other receivables
	06.30.2024	06.30.2023
Sale, leases and services receivables	43,246	55,429
Less: Allowance for doubtful accounts	(3,077)	(4,436)
Total trade receivables	40,169	50,993
Borrowings, deposits and others	40,196	34,790
Advances to suppliers	9,322	8,653
Tax receivables	4,928	5,499
Prepaid expenses	2,487	2,263
Long-term incentive plan	1	4
Dividends receivable	4,731	-
Others	8,561	10,416
Total other receivables	70,226	61,625
Total trade and other receivables	110,395	112,618
Non-current	34,197	16,485
Current	76,198	96,133
Total	110,395	112,618

Schedule of allowance for doubtful accounts
	06.30.2024	06.30.2023
Beginning of the year	4,436	6,836
Additions (i)	841	780
Recovery (i)	(212)	(449)
Exchange rate differences	2,996	1,378
Receivables written off during the year as uncollectible	(11)	-
Inflation adjustment	(4,973)	(4,109)
End of the year (i)	3,077	4,436

Schedule of an aging analysis of past due unimpaired and impaired receivables
	Past due
	Up to 3 months	From 3 to 6 months	Over 6 months	Non-past due	Impaired	Total	% of representation
Leases and services	6,751	1,133	3,735	26,241	3,077	40,937	94.66%
Sale of properties and developments	-	-	-	2,309	-	2,309	5.34%
Total as of June 30, 2024	6,751	1,133	3,735	28,550	3,077	43,246	100.00%

Leases and services	1,690	457	3,830	44,369	4,436	54,782	98.83%
Sale of properties and developments	-	-	643	4	-	647	1.17%
Total as of June 30, 2023	1,690	457	4,473	44,373	4,436	55,429	100.00%